Organization and Business	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Business

Note 1 - Organization and Business

uSell.com, Inc., through its wholly-owned subsidiaries (collectively, “uSell,” or the “Company”), is a large market maker of used smartphones. uSell acquires products from both individual sellers, on its website, uSell.com, and from major carriers, big box retailers, and manufacturers through its subsidiary, We Sell Cellular, LLC (“We Sell Cellular”). The Company maximizes the value of these devices by reclassifying them, adding value to them, and moving them throughout the world to those who want them most. In order to serve its global and highly diverse customer base, uSell leverages both a traditional sales force and an online marketplace where professional buyers of used smartphones can buy inventory on-demand. Through participation on uSell’s online platform and through interaction with uSell’s salesforce, buyers can acquire high volumes of inventory in a cost effective manner, while minimizing risk.

Note 1 - Organization and Business

uSell.com, Inc., through its wholly-owned subsidiaries (collectively, “uSell,” or the “Company”), is a technology driven company focused on extracting the maximum value from used mobile devices, at large scale. uSell acquires products from both individual consumers, on its website, uSell.com, and from major carriers, big box retailers, and manufacturers through its subsidiary, We Sell Cellular, LLC (“We Sell Cellular”). These devices are then distributed globally, leveraging both a traditional sales force and an online marketplace where professional buyers of used smartphones compete to buy inventory in an on-demand fashion. Through participation on uSell’s marketplace platforms and through interaction with uSell’s salesforce, buyers can acquire high volumes of inventory in a cost effective manner, while minimizing risk.